Subsequent Events (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Dividends Declared
Distributions paid to stockholders and OP unit holders of record subsequent to December 31, 2017, were as follows (in thousands):

Month	Date of Record	Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
December	12/1/2017 - 12/31/2017	$0.00183562	1/2/2018	$13,017	$4,354	$8,663
January	1/16/2018	$0.05583344	2/1/2018	12,789	4,228	8,561
February	2/15/2018	$0.05583344	3/1/2018	12,807	4,186	8,621

Schedule of Real Estate Acquisitions, Subsequent Events
Subsequent to December 31, 2017, we executed the following asset acquisition (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Square Footage	Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,400	135,437	71.3%